Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
October 22, 2018
EDGAR FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re: Forum Funds (the "Trust" or "Registrant")
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 12, 2018  to the Prospectus dated  May 1, 2018, for the Polaris Global Value Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act (Accession Number: 0001435109-18-000567).
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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